CONDENSED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Income Statement [Abstract]
REVENUES	$ 335,138	$ 345,059	$ 647,848	$ 675,139
COST OF REVENUES	256,610	253,998	503,155	499,310
GROSS PROFIT	78,528	91,061	144,693	175,829
OPERATING COSTS AND EXPENSES:
Research and development	18,173	16,432	36,439	32,200
Marketing, general and administrative	16,115	17,238	32,109	33,475
TOTAL OPERATING COSTS AND EXPENSES	34,288	33,670	68,548	65,675
OPERATING PROFIT	44,240	57,391	76,145	110,154
FINANCING EXPENSE, NET	(7,031)	(3,123)	(10,822)	(7,352)
OTHER INCOME, NET	1,578	142	1,600	653
PROFIT BEFORE INCOME TAX	38,787	54,410	66,923	103,455
INCOME TAX EXPENSE, NET	(2,778)	(2,683)	(3,733)	(4,682)
NET PROFIT	36,009	51,727	63,190	98,773
Net loss (income) attributable to non-controlling interest	1,733	(1,710)	670	(3,247)
NET PROFIT ATTRIBUTABLE TO THE COMPANY	$ 37,742	$ 50,017	$ 63,860	$ 95,526
BASIC EARNINGS PER ORDINARY SHARE:
Earnings per share	$ 0.38	$ 0.52	$ 0.65	$ 1.00
Weighted average number of ordinary shares outstanding	98,888	96,365	98,693	95,139
DILUTED EARNINGS PER ORDINARY SHARE:
Earnings per share	$ 0.37	$ 0.49	$ 0.63	$ 0.95
Net profit used for diluted earnings per share	$ 37,742	$ 52,217	$ 63,860	$ 99,883
Weighted average number of ordinary shares outstanding used for diluted earnings per share	101,066	105,648	101,090	105,288